Income Taxes - Maturities of income tax payable (Details) - 2014 Tax Reform $ in Thousands	Dec. 31, 2018 MXN ($)
Income Taxes
Income tax payable	$ 4,959,130
2019
Income Taxes
Income tax payable	1,817,736
2020
Income Taxes
Income tax payable	1,430,048
2021
Income Taxes
Income tax payable	988,079
2022
Income Taxes
Income tax payable	606,386
2023
Income Taxes
Income tax payable	$ 116,881